China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
China Contribution Plan [Abstract]
Total contribution	$ 480,673	$ 270,943	$ 180,082